CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net income (loss)	$ (149,924,023)	$ 20,998,219	$ 10,871,851
Adjustments to reconcile net income (loss) to net cash provided by/(used in) operating activities:
Depreciation and amortization	13,369,416	14,338,529	15,158,240
Loss from equity in affiliates	13,871	23,859	9,070
Allowance for credit losses	111,267,396	4,877,117	5,530,843
Share-based compensation	1,657,278	2,978,026	3,596,679
Unrealized loss (gain) on marketable securities	1,722,700	(850,402)	(951,545)
Non-cash lease expenses	4,860,980	4,471,324	7,565,795
Interest expenses			1,007,354
Others	78,027	688,707	279,277
Changes in operating assets and liabilities:
Accounts receivable	61,918,496	(65,126,276)	(52,118,453)
Contract assets	458,775	(1,074,573)	1,306,017
Marketable securities	1,369,581
Customer deposits	469,505	44,750,151	(46,550,954)
Amounts due from related parties	5,165,007	593,523	(2,978,490)
Right-of-use assets	(2,604,610)	(3,360,748)	2,611,584
Prepaid expenses and other current assets	(17,241,261)	211,913	2,523,380
Other non-current assets	64,497	30,398	812,153
Accounts payable	(1,228,688)	1,285,916	719,056
Accrued payroll and welfare expenses	(7,872,273)	(3,632,710)	2,156,113
Income tax payable	(2,134,475)	6,228,894	(1,340,282)
Other tax payable	(3,271,899)	1,035,107	7,167,867
Amounts due to related parties	526,038	2,699,108	929,584
Lease liabilities, current	120,414	271,983	(1,219,464)
Other current liabilities and accrued expenses	(44,291,642)	70,262,381	60,209,745
Deferred tax assets	(9,569,781)	11,132,101	12,171,774
Deferred tax liabilities	(2,522,902)	(3,198,793)	(3,029,113)
Lease liabilities, non-current	(2,289,230)	(1,139,046)	(6,742,065)
Net cash provided by/(used in) operating activities	(39,888,803)	108,494,708	19,696,016
Investing activities:
Deposits for and purchases of property and equipment and intangible assets	(1,115,482)	(1,553,067)	(7,968,925)
Proceeds from disposal of property and equipment	797,174	1,654,838	2,407,734
Net cash provided by/(used in) investing activities	(318,308)	101,771	(5,561,191)
Financing activities:
Proceeds from exercise of options	258,311	561,448	69,214
Proceeds from short-term borrowings	775,083
Prepayment and payment for acquisition of non-controlling interest of subsidiary		(21,188)	(28,669)
Net cash provided by financing activities	1,033,394	540,260	40,545
Effect of exchange rate changes on cash, cash equivalents and restricted cash	5,862,923	17,557,865	(2,426,744)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(33,310,794)	126,694,604	11,748,626
Cash, cash equivalents and restricted cash at the beginning of the year	285,706,696	159,012,092	147,263,466
Cash, cash equivalents and restricted cash at the end of the year	252,395,902	285,706,696	159,012,092
Supplemental disclosure of cash flow information:
Income taxes paid/(refund)	1,358,100	(52,961)	386,563
Interest expenses paid	9,147
Non-cash information on lease liabilities arising from obtaining right-of-use assets	2,064,279	1,967,269	4,052,129
Non-cash investing and financing activities:
Additional paid in capital increased/(decreased) in connection with business disposal	75,333		(100,583)
Non-controlling interest recognized in connection with business disposal	(75,333)		100,583
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	250,313,799	284,489,282	159,012,092
Restricted cash	2,082,103	1,217,414
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$ 252,395,902	$ 285,706,696	$ 159,012,092